BALANCE SHEET - USD ($)	Dec. 31, 2015	Jun. 30, 2015
Shuhai [Member]
Current Assets
Cash and cash equivalents		$ 5,904
Prepaid expenses and other current assets		25,425
Total Current Assets		31,329
Plant, property and equipment, net		51,236
Total Non-Current Assets		51,236
Total Assets		82,565
Current Liabilities
Accrued expenses and other payables		30,527
Due to related party		58,917
Total current liabilities		89,444
Stockholders' Equity
Additional paid in capital		195,878
Accumulated other comprehensive loss		(17)
Accumulated deficit		(202,740)
Total Stockholders' Equity		(6,879)
Total Liabilities and Stockholders' Equity		82,565
Datasea [Member]
Current Assets
Cash and cash equivalents	$ 115,154	$ 5,904
Due from related party	8,428
Prepaid expenses and other current assets	21,711	$ 25,425
Total Current Assets	145,293	31,329
Plant, property and equipment, net	48,191	$ 51,236
Intangible assets, net	13,376
Total Assets	206,860	$ 82,565
Current Liabilities
Accrued expenses and other payables	48,191	30,527
Loan payable-shareholder	65,281	58,917
Total current liabilities	113,472	89,444
Stockholders' Equity
Common stock	55,000	20,000
Additional paid in capital	804,931	175,878
Accumulated other comprehensive loss	(3,917)	(17)
Accumulated deficit	(762,626)	(202,740)
Total Stockholders' Equity	93,388	(6,879)
Total Liabilities and Stockholders' Equity	$ 206,860	$ 82,565